Pensions And Other Postretirement Benefits (Actual And Target Asset Allocation For Pension Plan Assets) (Details)	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	100.00%	100.00%
Target Plan Asset Allocations - Fixed Income Securities	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	1.60%	1.60%
Target Plan Asset Allocations - Fixed Income Securities	0.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	79.10%	46.00%
Target Plan Asset Allocations - Fixed Income Securities	83.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	3.80%	5.00%
Target Plan Asset Allocations - Fixed Income Securities	3.40%
Alternatives [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	3.90%	0.40%
Target Plan Asset Allocations - Fixed Income Securities	3.40%
United States [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	4.30%	23.50%
Target Plan Asset Allocations - Fixed Income Securities	5.10%
International Stock Funds [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Plan Asset Allocations - Fixed Income Securities	7.30%	23.50%
Target Plan Asset Allocations - Fixed Income Securities	5.10%